CURIAN VARIABLE SERIES TRUST
7601 Technology Way, Denver, Colorado 80237
(877) 847-4143

January 15, 2014

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	Curian Variable Series Trust (the “Trust”) File Nos. 333-177369 and 811-22613

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated December 30, 2013, filed pursuant to Rule 497(e), for the following Funds, which are funds of the above mentioned Trust:

Curian Guidance - Interest Rate Opportunities Fund

Curian Guidance - Multi-Strategy Income Fund

Curian Guidance - Equity Income Fund

Curian Guidance - Conservative Fund

Curian Guidance - Moderate Fund

Curian Guidance - Growth Fund

Curian Guidance - Moderate Growth Fund

Curian Guidance - Maximum Growth Fund

Curian Guidance - Tactical Moderate Growth Fund

Curian Guidance - Tactical Maximum Growth Fund

Curian Guidance - Institutional Alt 65 Fund

Curian Guidance - Institutional Alt 100 Conservative Fund

Curian Guidance - Institutional Alt 100 Moderate Fund

Curian Guidance - Institutional Alt 100 Growth Fund

Curian Guidance - International Opportunities Fund

Cuiran Guidance - International Opportunities Moderate Fund

Curian Guidance - International Opportunities Growth Fund

Curian Guidance - Equity 100 Fund

Curian Guidance - Fixed Income 100 Fund

Curian Guidance - Real Assets Fund

Curian Dynamic Risk Advantage - Diversified Fund

Curian Dynamic Risk Advantage - Growth Fund

Curian Dynamic Risk Advantage - Income Fund

Curian/American Funds Global Growth Fund

Curian/American Funds Growth Fund

Curian/PIMCO Credit Income Fund

If you have any questions concerning this filing, please contact me at (312) 730-9721.

Very truly yours,

/s/ Diana R. Gonzalez
Diana R. Gonzalez
enc.